                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  6/30/99

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Asset Management LLC
Address: One Rockefeller Plaza
         Suite 1210
         New York, NY 10020

Form 13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathaleen Lindsay
Title:   13F Compliance Officer
Phone:   212-218-4040

Signature, Place, and Date of Signing:

         /s/  Cathaleen Lindsay  New York, NY          8/16/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     107

Form 13F Information Table Value Total:     $162,527



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                    CHEASPEAKE ASSET MANAGEMENT LP
                                                      FORM 13F INFORMATION TABLE
                                                         AS OF DATE:  6/30/99
  (COLUMN 1)           (COLUMN 2) (COLUMN 3) (COLUMN 4)(COLUMN 5) (COLUMN 6)       (COLUMN 7)    (COLUMN 8)
   ---------            --------   --------   --------  --------   ---------        --------      --------
                                                                INVESTMENT DISCRETION       VOTING AUTHORITY (SHARES)
                                                                            SHARED
                        TITLE     CUSIP    FAIR MARKET SHRS OR  SOLE SHARED OTHER OTHER  SOLE   SHARED     NONE
NAME OF ISSUER          OF CLASS  NUMBER     VALUE     PRN AMT  (A)   (B)   (C)   MGR.    (A)    (B)        (C)
--------------          --------  ------    ------    -------  ---  ----  ---- ------ ------   --------     ----
ACUSON CORP.            COMMON   005113105  1,399,922  81,450   X                         5,500            75,950
ADVO INC.               COMMON   007585102  1,240,684  59,792   X                        12,000            47,792
AES CORP.               COMMON   00130H105    348,750   6,000   X                         6,000                 0
AFLAC INC.              COMMON   001055102  5,740,410 119,904   X                        15,750           104,154
ALLSTATE CORP.          COMMON   020002101    245,528   6,844   X                         6,844                 0
AMERADA HESS CORP.      COMMON   023551104  1,097,775  18,450   X                         4,400            14,050
AMERICA ONLINE INC.     COMMON   02364J104  1,536,150  13,965   X                                          13,965
AMERICAN EXPRESS CO.    COMMON   025816109    659,864   5,071   X                         2,837             2,234
AMERICAN HOME PRODUCTS  COMMON   026609107    534,735   9,320   X                         6,400             2,920
AMYLIN PHARMACEUTICAL   COMMON   032346108     19,125  17,000   X                                          17,000
ANHEUSER BUSCH COS.
  INC.                  COMMON   035229103  1,559,776  21,988   X                         3,096            18,892
ARCHER DANIELS MIDLAND  COMMON   039483102  1,959,621 126,939   X                        50,893            76,046
ARGOSY GAMING CORP.     COMMON   040228108    106,896  12,130   X                        12,130                 0
ASARCO INC.             COMMON   043413103  1,222,813  65,000   X                        49,500            15,500
AT HOME CORP.           COMMON   045919107    521,176   9,663   X                                           9,663
AT&T CORP.              COMMON   001957109  2,636,192  47,233   X                        26,800            20,433
BJS WHSL CLUB INC.      COMMON   05548J106  3,740,316 124,418   X                        31,296            93,122
BP AMOCO ADS            COMMON   055622104    229,586   2,116   X                                           2,116
BAKER HUGHES INC.       COMMON   057224107  1,390,250  41,500   X                        31,500            10,000
BRISTOL MYERS SQUIBB    COMMON   110122108    444,742   6,314   X                         2,000             4,314
BRITISH TELECOM PLC     COMMON   111021408  1,455,625   8,500   X                         3,300             5,200
CABLETRON SYSTEMS INC.  COMMON   126920107  1,495,000 115,000   X                        73,400            41,600
CADBURY SCHWEPPES PLC   COMMON   127209302    443,679  16,664   X                                          16,664
CARNIVAL CORP. CL A     COMMON   143658102  1,409,944  29,071   X                         8,000            21,071
CHASE MANHATTAN CORP.   COMMON   16161A108  5,427,875  62,750   X                        27,900            34,850
CHUBB CORP.             COMMON   171232101    722,800  10,400   X                         7,000             3,400
CHURCH & DWIGHT INC.    COMMON   171340102    308,632   7,095   X                                           7,095
CIFRA SA DE CV ADR      COMMON   171785405  1,215,541  63,145   X                        21,786            41,359
CITIGROUP INC.          COMMON   172967101  3,042,375  64,050   X                        30,000            34,050
CITRIX SYSTEMS INC.     COMMON   177376100    351,882   6,228   X                                           6,228
COPYTELE INC.           COMMON   217721109     48,125  28,000   X                        28,000                 0
CORNING INC.            COMMON   219350105    315,562   4,500   X                                           4,500
CSG SYSTEMS
  INTERNATIONAL INC.    COMMON   126349109    240,139   9,170   X                                           9,170
DELPHI AUTOMOTIVE
  SYSTEMS               COMMON   247126105    272,901  14,751   X                         8,804             5,947
DOLE FOOD INC.          COMMON   256605106    214,437   7,300   X                                           7,300


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DONALDSON LUFKIN &
  JENRETTE              COMMON   257661108    602,500  10,000   X                         9,100               900
DYNAMOTIVE
  TECHNOLOGICAL         COMMON   267924108      7,219  16,500   X                                          16,500
E I DUPONT DE NEMOURS   COMMON   263534109    557,157   8,156   X                         3,000             5,156
EASTMAN KODAK CO.       COMMON   277461109  4,040,136  59,633   X                        33,600            26,033
ENGELHARD CORP.         COMMON   292845104    459,853  20,325   X                                          20,325
EQUITY RESIDENTIAL
  PPTYS                 COMMON   29476L107    226,890   5,035   X                         2,809             2,226
ERICSSON L M TEL CO. A  COMMON   294821400  8,941,291 271,462   X                        53,600           217,862
EXODUS COMMUNICATIONS   COMMON   302088109    966,336   8,057   X                                           8,057
EXXON CORP.             COMMON   302290101 27,837,808 360,944   X                       348,850            12,094
FEDERAL HOME LOAN MTG.  COMMON   313400301    469,800   8,100   X                         5,000             3,100
FEDERAL NATIONAL MTG.
  ASSN.                 COMMON   313586109  2,622,506  38,425   X                         8,000            30,425
FIDELITY SECS FD OTC
  PORTFOLIO             MUTUAL   316389105    298,601   5,787   X                                           5,787
FIRST HEALTH GROUP CO.  COMMON   320960107  1,130,457  52,427   X                        10,000            42,427
FIRST UNION CORP.       COMMON   337358105  1,716,764  36,430   X                        19,150            17,280
GENERAL ELECTRIC CO.    COMMON   369604103  7,337,655  64,935   X                         8,200            56,735
GENERAL MOTORS CORP.    COMMON   370442105  1,393,128  31,108   X                        12,600            18,508
GRUPO TELEVISA SA       COMMON   P4987V137    563,940  26,000   X                        26,000                 0
HALLIBURTON CO.         COMMON   406216101    452,500  10,000   X                        10,000                 0
HEILIG MEYERS CO.       COMMON   422893107    432,573  63,497   X                        10,987            52,510
HOMEBASE INC.           COMMON   43738E108    401,671  63,631   X                        15,648            47,983
IMPERIAL CHEMICAL INDS
  PLC                   COMMON   452704505    784,069  19,725   X                        13,400             6,325
INTL BUSINESS MACHINES  COMMON   459200101  3,032,980  23,466   X                        19,228             4,238
INTERNATIONAL PAPER CO. COMMON   460146103    228,136   4,540   X                         4,540                 0
JOHNSON & JOHNSON       COMMON   478160104    268,814   2,743   X                                           2,743
LYCOS INC.              COMMON   550818108    200,471   4,364   X                                           4,364
MCI WORLDCOM            COMMON   55268B106  3,839,162  44,609   X                        20,051            24,558
MERCK & CO. INC.        COMMON   589331107  5,990,290  81,362   X                        29,900            51,462
MINIMED INC.            COMMON   60365K108    384,687   5,000   X                         5,000                 0
MORGAN J P & CO. INC.   COMMON   616880100  1,334,750   9,500   X                         4,200             5,300
MOTOROLA INC.           COMMON   620076109  1,890,737  19,955   X                         4,000            15,955
NESTLE SA REG ORD SF    FOREIGN               268,363     150   X                                             150
NEWS CORP LTD. ADR      COMMON   652487703  1,507,844  42,700   X                        14,500            28,200
NEWSCORP LTD. SPON ADR  COMMON   652487802    489,219  15,500   X                         1,500            14,000
NORTH AMERICAN VACCINE  COMMON   657201109  1,236,056 253,550   X                       116,100           137,450
OCULAR SCIENCES INC.    COMMON   675744106    234,424  13,492   X                        13,492                 0
ORACLE SYSTEMS CORP.    COMMON   68389X105  2,091,511  56,337   X                        33,800            22,537
PAGING NETWORK INC.     COMMON   695542100    809,463 168,200   X                        90,200            78,000
PARAMETRIC TECHNOLOGY   COMMON   699173100    138,750  10,000   X                        10,000                 0
PEGASUS SYSTEMS INC.    COMMON   705906105    297,815   7,955   X                                           7,955
PENNEY J C INC.         COMMON   708160106    558,471  11,500   X                        11,300               200
PEPSICO INC.            COMMON   713448108    974,927  25,200   X                        15,900             9,300
PFIZER INC.             COMMON   717081103    697,600  19,200   X                                          19,200
PIONEER NAT RES CO.     COMMON   723787107    168,300  15,300   X                         8,500             6,800
PITNEY BOWES INC.       COMMON   724479100    771,000  12,000   X                         9,000             3,000
PROCTER & GAMBLE CO.    COMMON   742718109    307,020   3,440   X                                           3,440


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

PXRE CORP.              COMMON   693674103  1,737,444  95,859   X                        27,772            68,087
RAYCHEM CORP.           COMMON   754603108    299,700   8,100   X                         5,600             2,500
REPUBLIC NEW YORK CORP. COMMON   760719104  1,793,331  26,300   X                         8,200            18,100
ROYAL DUTCH PETROLEUM
   NY                   COMMON   780257804  4,684,739  77,355   X                         5,600            71,755
SCHLUMBERGER LTD.       COMMON   806857108  4,082,942  64,109   X                        20,600            43,509
SCIENTIFIC ATLANTA INC. COMMON   808655104    295,200   8,200   X                         5,000             3,200
SINGER CO. N V          COMMON   82930F109    154,219  32,900   X                        11,000            21,900
SOUTHDOWN INC.          COMMON   841297104    819,573  12,756   X                         3,168             9,588
SPDR TR UNIT SER 1      COMMON   78462F103    424,700   3,100   X                         1,500             1,600
SUBURBAN PROPANE
  PARTNERS              COMMON   864482104    214,500  11,000   X                                          11,000
TELEFONICA DE ESPANA    COMMON   879382208  1,087,371  22,172   X                                          22,172
TENNECO INC.            COMMON   88037E101    482,036  20,190   X                        15,000             5,190
TEXAS INSTRUMENTS INC.  COMMON   882508104    676,800   4,700   X                         4,700                 0
TIME WARNER INC.        COMMON   887315109    280,042   3,856   X                                           3,856
TOOTSIE ROLL INDS. INC. COMMON   890516107    752,067  19,471   X                         7,164             12,307
TRIANGLE
  PHARMACEUTICALS       COMMON   89589H104    346,500  19,250   X                        19,250                 0
TRIMBLE NAV LTD.        COMMON   896239100    248,487  19,300   X                         7,500            11,800
TYCO INTERNATIONAL LTD. COMMON   902124106  1,471,278  15,528   X                        12,200             3,328
U S INDUSTRIES INC.     COMMON   912080108    189,312  11,136   X                         7,225             3,911
UNILEVER N V            COMMON   904784501  3,945,200  56,562   X                         8,214            48,348
UNION PACIFIC CORP.     COMMON   907818108    339,029   5,814   X                         4,164             1,650
UROMED CORP.            COMMON   917274300     68,750  50,000   X                                          50,000
UST INC.                COMMON   902911106    972,882  33,190   X                         9,950            23,240
VERISIGN INC.           COMMON   92343E102    212,692   2,466   X                                           2,466
VODAFONE GROUP PLC      COMMON   92857T107    276,194   1,402   X                                           1,402
WALT DISNEY CO.         COMMON   254687106  3,812,439 123,730   X                        42,200            81,530
WARNER LAMBERT CO.      COMMON   934488107    257,145   3,720   X                                           3,720
WESTERN WATER CO.       COMMON   959881103     40,250  11,500   X                        11,500                 0


TOTAL                                     162,527,294


















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02322001.AF6